Exchange Rates - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sterling [member]
Disclosure Of Exchange Rates [line items]
Average rates of exchange for the year	0.73	0.78	0.78
Rates of exchange on the last day of the year	0.74	0.73	0.76
Euro [member]
Disclosure Of Exchange Rates [line items]
Average rates of exchange for the year	0.85	0.88	0.89
Rates of exchange on the last day of the year	0.88	0.81	0.89